INCOME TAXES - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income (loss) before provision of income tax	$ 4,757,327	$ 2,942,057	$ (18,170,235)
HK statutory income tax rate	16.50%	16.50%	16.50%
Income tax at statutory tax rate	$ 784,959	$ 485,439	$ (2,998,089)
Tax rate differential	(632,438)	(665,420)	2,378,700
Change in valuation allowance	(152,521)	179,981	383,328
Total income tax expense			(236,061)
HONG KONG
INCOME TAXES
Income (loss) before provision of income tax	$ 924,372	$ (1,090,792)	$ (2,323,199)
HK statutory income tax rate	16.50%